Document and Entity Information	Aug. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2021
Entity Registrant Name	ROTOR ACQUISITION CORP.
Entity Central Index Key	0001826681
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39897
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2838301
Entity Address, Address Line One	The Chrysler Building
Entity Address, Address Line Two	405 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10174
City Area Code	212
Local Phone Number	818-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ROT
Security Exchange Name	NYSE